Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 2,958	$ 5,265
Short-term bank deposits	13,464	12,040
Marketable securities	182	174
Accounts receivable (net of allowance for credit losses of $12 and $70 as of December 31, 2023 and 2022, respectively)	2,295	2,357
Other current assets	538	293
Prepaid expenses	277	169
Total current assets	19,714	20,298
NON-CURRENT ASSETS:
Accounts receivable	714	58
Severance pay fund	2,051	1,914
Deferred income taxes	102	143
Property and equipment, net	216	225
Right-of-use assets, net	690	946
Intangible assets, net	266	374
Goodwill	7,872	7,785
Total assets	31,625	31,743
CURRENT LIABILITIES:
Accounts payable	989	937
Other current liabilities and accruals	1,749	1,978
Current maturities of lease liabilities	218	271
Deferred revenues	1,517	1,986
Total current liabilities	4,473	5,172
LONG-TERM LIABILITIES:
Deferred revenues	100	107
Lease liabilities, net of current maturities	424	615
Accrued severance pay	2,060	1,930
Deferred income taxes	80	112
Total liabilities	7,137	7,936
SHAREHOLDERS’ EQUITY:
Share capital - Ordinary shares of NIS 0.01 par value – Authorized: 88,000,000 shares as of December 31, 2023 and 2022; Issued: 21,660,010 shares as of December 31, 2023 and 2022; Outstanding: 20,184,826 and 20,124,326 shares as of December 31, 2023 and 2022, respectively	54	54
Additional paid-in capital	27,776	27,546
Accumulated other comprehensive loss	(1,001)	(1,073)
Accumulated deficit	(1,334)	(1,662)
Treasury shares - 1,475,184 and 1,535,684 shares as of December 31, 2023 and 2022, respectively	(1,007)	(1,058)
Total shareholders’ equity	24,488	23,807
Total liabilities and shareholders’ equity	$ 31,625	$ 31,743